Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	€ 537.8	€ 488.2	€ 1,155.6	€ 1,027.4
Cost of sales	(377.5)	(336.7)	(804.6)	(704.6)
Gross profit	160.3	151.5	351.0	322.8
Other operating expenses	(84.6)	(85.8)	(174.0)	(168.6)
Exceptional items	(1.6)	(6.1)	(48.2)	(7.6)
Operating profit	74.1	59.6	128.8	146.6
Finance income	1.1	0.0	2.7	3.1
Finance costs	(16.4)	(17.9)	(32.8)	(27.1)
Net financing costs	(15.3)	(17.9)	(30.1)	(24.0)
Profit before tax	58.8	41.7	98.7	122.6
Taxation	(12.6)	(10.7)	(30.2)	(29.2)
Profit	46.2	31.0	68.5	93.4
Profit for the period	46.4	31.0	68.8	93.4
Profit (loss), attributable to non-controlling interests	€ (0.2)	€ 0.0	€ (0.3)	€ 0.0
Earnings per share
Basic and diluted earnings (loss) per share	€ 0.24	€ 0.18	€ 0.37	€ 0.53